Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Summary of the Quarterly Results of Operations

The following is a summary of the quarterly results of operations of the Company for years ended December 31, 2017 and 2016:

	Quarter Ended(1)
	March 31	June 30	September 30	December 31
	(dollars in thousands, except per share data)
2017
Revenues	$95	$102	$123	$185
Operating expenses	$10,221	$5,990	$5,921	$3,969
Net loss attributable to common stockholders	$(10,005)	$(8,052)	$(4,298)	$(2,576)
Net loss per common share - basic	$(3.88)	$(3.12)	$(1.41)	$(0.77)
Net loss per common share - diluted	$(3.88)	$(3.12)	$(1.41)	$(0.77)
Shares used in the calculation of net loss attributable to common stockholders - basic	2,580,085	2,582,645	3,038,806	3,348,506
Shares used in the calculation of net loss attributable to common stockholders - diluted	2,580,085	2,582,645	3,038,806	3,348,506

2016
Revenues	$120	$104	$89	$68
Operating expenses	$10,579	$10,084	$10,013	$9,850
Net loss attributable to common stockholders	$(10,269)	$(10,208)	$(10,197)	$(8,554)
Net loss per common share - basic	$(4.14)	$(4.09)	$(4.03)	$(3.35)
Net loss per common share - diluted	$(4.09)	$(4.09)	$(4.03)	$(3.34)
Shares used in the calculation of net loss attributable to common stockholders - basic	2,479,599	2,496,504	2,528,315	2,553,287
Shares used in the calculation of net loss attributable to common stockholders - diluted	2,509,032	2,496,504	2,528,315	2,559,329

(1)	Basic and diluted net loss per common share are computed independently for each of the periods presented. Accordingly, the sum of the quarterly net loss per common share amount may not agree to the total for the year.